Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash Flow from Operating Activities:
Net income		$ 496,321	$ 542,962	$ 549,501	[1]
Reconciliation of net income to net cash provided by operating activities:
Depreciation, amortization and impairment		193,066	195,701	224,535
Amortization of debt issuance cost		596	579	564
Equity-based compensation expense		104,540	89,698	71,807
Gain from sale of a business		0	0	(10,000)
Deferred income taxes		(45,673)	(60,212)	(3,292)
Loss from short-term interest-bearing investments		5,576	2,762	2,728
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net		(104,413)	3,457	(64,978)
Prepaid expenses and other current assets		(8,478)	7,891	(3,527)
Other noncurrent assets		(2,250)	(1,532)	19,760
Lease assets and liabilities, net		(6,485)	(4,144)	1,394
Accounts payable, accrued expenses and accrued personnel		216,324	158,876	(83,932)
Deferred revenue		(60,332)	(157,829)	(22,456)
Income taxes payable, net		(47,241)	(11,596)	15,648
Other noncurrent liabilities		(17,123)	56,017	58,967
Net cash provided by operating activities		724,428	822,630	756,719
Cash Flow from Investing Activities:
Purchase of property and equipment, net	[2]	(105,495)	(124,362)	(227,219)
Proceeds from sale of short-term interest-bearing investments		68,659	25,984	21,948
Purchase of short-term interest-bearing investments		(9,061)	0	(34,275)
Net cash paid for business and intangible assets acquisitions		(86,824)	(121,818)	(24,430)
Net cash received from sale of a business		0	0	10,000
Other		5,315	(4,301)	(8,525)
Net cash used in investing activities		(127,406)	(224,497)	(262,501)
Cash Flow from Financing Activities:
Repurchase of shares		(563,121)	(489,524)	(508,472)
Proceeds from employee stock option exercises		26,949	48,681	82,924
Payments of dividends		(211,967)	(199,460)	(186,073)
Distribution to noncontrolling interests		(4,096)	(1,589)	0
Payment of contingent consideration from a business acquisition		(18,782)	(9,538)	(18,284)
Net cash used in financing activities		(771,017)	(651,430)	(629,905)
Net decrease in cash and cash equivalents		(173,995)	(53,297)	(135,687)
Cash and cash equivalents at beginning of year		520,080	573,377	709,064
Cash and cash equivalents at end of year		346,085	520,080	573,377
Cash paid for:
Income taxes, net of refunds	[3]	187,513	156,386	80,419
Interest		$ 35,396	$ 19,427	$ 16,741

[1]	In fiscal year 2022, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible. Starting fiscal year 2023, the Company distributes earnings to the noncontrolling interests, for further details please refer to Note 2.
[2]	The amounts under “Purchase of property and equipment, net,” include immaterial proceeds from sale of property and equipment for all periods presented.
[3]	For further details, see also Note 11.